Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000025733 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025733 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025733 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025733 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025733 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025733 | 88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025733 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025733 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025733 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025733 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025733 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025733 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025733 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025733 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025733 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025733 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000025733 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025740 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025740 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025740 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025740 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025740 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025740 | 88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025740 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025740 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025740 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025740 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025740 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025740 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000025740 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025740 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025740 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025740 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025740 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025740 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025740 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025740 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025740 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025740 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025740 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000025740 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025741 | 624756102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025741 | 861025104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025741 | 398182303
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025741 | 31846B108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | BFWGXR8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | 830940102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | 902788108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | 91879Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025741 | 29355X107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025741 | 06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000025741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025741 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025741 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025741 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025741 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000025741 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025742 | 296315104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025742 | 859241101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025742 | 313855108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025742 | 665531307
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025742 | 98139A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025742 | 39813G109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025742 | 447462102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025742 | 32020R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025742 | 218352102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025742 | 69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025742 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000025742 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025742 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025742 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000025742 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025742 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000025742 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025742 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025742 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025742 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025742 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025742 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000025742 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200087 | 464287804
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200087 | 070830104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | 377322102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | 011659109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | 01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | 770323103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | 918204108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | 78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | 78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | 74736K101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000200087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000200087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000200087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200087 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200087 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200087 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200087 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200087 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200087 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200087 | Common Stock - Indexed
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000025743 | 91879Q109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025743 | 228368106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025743 | 025932104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025743 | 05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025743 | 03076C106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025743 | 744573106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025743 | 30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025743 | 513272104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025743 | 224408104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025743 | 142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025743 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025743 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025743 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025743 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000025743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025743 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025743 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025743 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025743 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025743 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000025743 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025744 | 142339100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | 969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025744 | 452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | 165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | 29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | 45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | 74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | 256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | 122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | 74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000025744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000025744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025744 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025744 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025744 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025744 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025744 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025744 | Common Stock - Indexed
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000025746 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025746 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025746 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025746 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025746 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025746 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025746 | 46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025746 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025746 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025746 | 09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025746 | 912797JR9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025746 | 30295NAG5
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025746 | 017175AE0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025746 | 036752AL7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025746 | 00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025746 | 015271BA6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025746 | 00206RJY9
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025746 | 04273WAF8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025746 | 15089QAM6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025746 | 00206R102
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000025746 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025746 | Less than 1 year
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025746 | 1-3 years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025746 | 3-5 years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025746 | 5-10 years
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025746 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000025746 | More than 10 years
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025746 | Other Assets and Liabilities Maturity
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025746 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025746 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025746 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025746 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025746 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025746 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000025746 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025746 | Long-Term Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000047659 | 4846288
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047659 | 7103065
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047659 | 7110388
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047659 | 6429104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047659 | 5727973
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047659 | 5253973
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047659 | BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047659 | 0540528
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047659 | BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047659 | B2B0DG9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047659 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000047659 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000047659 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000047659 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047659 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047659 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047659 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047659 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047659 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047659 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047659 | Others
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000047659 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047659 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000047659 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000047659 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000047659 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000047659 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047659 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000047659 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047659 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047659 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047659 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047659 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047659 | Short-Term Debt, Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047659 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000047659 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218762 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218762 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218762 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218762 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218762 | 88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218762 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218762 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218762 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218762 | 46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218762 | 37954Y889
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218762 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000218762 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000218762 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218762 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218762 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218762 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218762 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218762 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218762 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218762 | Cash Investment and Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000218762 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000218762 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000047651 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000047651 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000047651 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000047651 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047651 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047651 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047651 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047651 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047651 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000047651 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000047651 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047651 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047652 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000047652 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000047652 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000047652 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047652 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047652 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047652 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047652 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047652 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000047652 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000047652 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047652 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047653 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000047653 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000047653 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000047653 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047653 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047653 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047653 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047653 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047653 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047653 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047653 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000047653 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000047653 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047653 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047654 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000047654 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047654 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000047654 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047654 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000047654 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047654 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047654 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047654 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047654 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047654 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000047654 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000047654 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047654 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000047655 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000047655 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047655 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000047655 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047655 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000047655 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000047655 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047655 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047655 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047655 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047655 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047655 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000047655 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000047655 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047655 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000047656 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000047656 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047656 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000047656 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047656 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000047656 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000047656 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047656 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047656 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047656 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047656 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047656 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000047656 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000047656 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047656 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000047657 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000047657 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047657 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000047657 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047657 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000047657 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000047657 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047657 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047657 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047657 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047657 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047657 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000047657 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000047657 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047657 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000047658 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000047658 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047658 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000047658 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047658 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000047658 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000047658 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047658 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047658 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047658 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047658 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047658 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000047658 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000047658 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047658 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000112889 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112889 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112889 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000112889 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112889 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000112889 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112889 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112889 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112889 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112889 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112889 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112889 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112889 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000112889 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112889 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000168453 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168453 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168453 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000168453 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168453 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000168453 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168453 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168453 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168453 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168453 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168453 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168453 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168453 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000168453 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168453 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000200088 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200088 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200088 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000200088 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200088 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000200088 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200088 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200088 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200088 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200088 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200088 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200088 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200088 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000200088 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200088 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000218763 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218763 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218763 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000218763 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218763 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000218763 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000218763 | 62824C602
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218763 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218763 | 62824C503
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218763 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218763 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218763 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218763 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000218763 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218763 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000025747 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000025747 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000025747 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000025747 | 62824C875
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025747 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025747 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025747 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025747 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025747 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000025747 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025747 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025734 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000025734 | 62824C867
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025734 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000025734 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000025734 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025734 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025734 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000025734 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000025734 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000025735 | 62824C859
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025735 | 62824C107
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000025735 | 62824C883
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000025735 | 62824C701
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000025735 | 62824C305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025735 | 62824C404
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025735 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025735 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025735 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000025735 | International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000025736 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000025736 | 912797LR6
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000025736 | Other Assets and Liabilities Maturity
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000025736 | Less than 1 month
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000025736 | 1-3 months
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000025736 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000025736 | U.S. Government Debt
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000025736 | U.S. Government Agency Short-Term Debt
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000025736 | Temporary Cash Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025738 | 017175AE0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025738 | 036752AL7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025738 | 00206RJY9
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025738 | 15089QAM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025738 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025738 | 912797MY0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025738 | 3130B14Z7
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000025738 | 00287YBF5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025738 | 015271AG4
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025738 | 04273WAE1
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025738 | Less than 1 year
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025738 | 1-3 years
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025738 | 3-5 years
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000025738 | 5-10 years
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000025738 | Other Assets and Liabilities Maturity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025738 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025738 | Long-Term Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025738 | U.S. Government Debt
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000025738 | U.S. Government Agency Non-Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025739 | 30295NAG5
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000025739 | 017175AE0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025739 | 036752AL7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025739 | 00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025739 | 015271BA6
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025739 | 00206RJY9
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025739 | 04273WAF8
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025739 | 15089QAM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025739 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025739 | 912797MY0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025739 | 85227SAG1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025739 | Less than 1 year
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025739 | 1-3 years
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025739 | 3-5 years
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000025739 | 5-10 years
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025739 | More than 10 years
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000025739 | Other Assets and Liabilities Maturity
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025739 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025739 | Long-Term Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000025739 | U.S. Government Debt
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000025739 | U.S. Government Agency Residential Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000025739 | Sovereign DebtCTI
Holdings [Line Items]
Percent of Net Asset Value	0.10%